Class K [Member] Expense Example - Class K - BlackRock Sustainable Emerging Markets Equity Fund - Class K Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,198